Income Tax - Reconciliation of Expected Tax Expense to Tax Expense Report in Statement of Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Loss before tax	$ (73,507)	$ (41,225)	$ (33,629)
Tax at Swiss statutory rate	9,907	5,541	4,519
Effect of tax rates in foreign jurisdictions	(218)	(177)	568
Unrecognized deferred tax assets	(9,077)	(3,276)	(5,110)
Income not subject to tax (expense not deductible for tax purposes)	(805)	41	(1)
Uncertain tax positions	(110)	(74)	(76)
Other	135	(169)	(62)
Total income tax (expense) benefit	$ (168)	$ 1,886	$ (162)